BORROWINGS - Weighted Average Interest Rates (Details) - Weighted average	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.33%	4.07%
Business services
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.06%	2.63%
Construction services
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.37%	2.14%
Industrial operations
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	9.93%	5.16%
Energy
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.09%	4.30%